PARTIES-IN-INTEREST TRANSACTIONS (Details) - EBP 025 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Expenses paid	$ 645,914	$ 492,369
Investments, at fair value	474,643,502	366,888,771
Notes receivable from participants	8,045,643	6,968,604
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Expenses paid	467,304	391,602
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cash dividends	$ 344,424	$ 1,118,711
Number of Shares/Units (in shares)	1,653,063	1,780,313
Investments, at fair value	$ 18,183,691	$ 17,091,008